Receivables (Tables)	12 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Schedule Of Receivables Allowance

(in millions)	Beginning Balance	Charged to Profit & Loss	Deductions	Other Adjustments	Ending Balance
September 30, 2017	$21.3	$4.1	$(2.9)	$1.0	$23.5
September 30, 2016	$15.8	$8.2	$(2.9)	$0.2	$21.3
September 30, 2015	$17.3	$0.1	$(1.4)	$(0.2)	$15.8